Financial Instruments - Fair values and financial risk management	6 Months Ended	12 Months Ended
	Dec. 31, 2023	Jun. 30, 2023
Financial Instruments-Fair values and financial risk management
Financial Instruments-Fair values and financial risk management

16.Financial Instruments — Fair values and financial risk management

This note explains Vast’s accounting classifications and fair values including its exposure to financial risks and how these risks could affect Vast’s future financial performance. Current year profit or loss information has been included where relevant to add further context.

(a)Accounting classifications and fair values

The following table shows the carrying amounts and fair values of financial liabilities, including the ones accounted for in Reserves, including their levels in the fair value hierarchy. It does not include fair value information for financial assets and financial liabilities not measured at fair value.

	December 31,
	2023	2022

	(In thousands of US Dollars)
Warrants liability designated at fair value – Level 1 hierarchy (1)	2,767	—
NETC Earnouts designated at fair value – Level 3 hierarchy (2)	22,576	—
Derivative financial instrument designated at fair value associated with EDF Promissory Note – Level 3 hierarchy (3)	950	—
Derivative financial instrument designated at fair value associated with Convertible Notes 3, 4 and 5 and Senior Convertible Notes – Level 3 hierarchy (4)	—	27
(1)	Refer to note 10 – Warrants liability for key valuation inputs applied to these warrants.
(2)

Refer to note 14 – Reserves for key valuation inputs applied to these earnouts. The following table shows the valuation technique used in measuring level 3 fair values for derivative financial instruments measured at fair value:

Type	Valuation technique	Significant unobservable inputs
Financial instrument designated at fair value – Level 3 hierarchy	Derivative valuations have been determined by a Monte Carlo simulation	Risk free rate: 3.90% (2022: not applicable) Volatility: 25% (2022: not applicable)
(3)

The following table shows the valuation technique used in measuring level 3 fair values for derivative financial instruments measured at fair value associated with EDF Promissory Note as well as significant unobservable inputs used:

Type	Valuation technique	Significant unobservable inputs
Derivative financial instrument designated at fair value – Level 3 hierarchy	Derivative valuations have been determined by a Black-Scholes formula adjusted for dilution	Risk free rate: 3.92% (2022: not applicable) Volatility: 40% (2022: not applicable)

A 10% increase in the volatility assumption would result in a change of $0.19 million in fair value of the derivative financial instrument as December 31, 2023 (December 31, 2022: Nil). A 10% increase in the risk-free rate assumption would not result in a material change in fair value of the derivative financial instrument as of December 31, 2023 and 2022.

(4)

The following table shows the valuation technique used in measuring level 3 fair values for derivative financial instruments measured at fair value associated with Convertible Notes 3, 4 and 5 and Senior Convertible Notes as well as significant unobservable inputs used:

Type	Valuation technique	Significant unobservable inputs
Derivative financial instrument designated at fair value – Level 3 hierarchy	Derivative valuations have been determined by a Black-Scholes formula adjusted for dilution	Risk free rate: not applicable (2022: 3.90%) Volatility: not applicable (2022: 40%)

Reconciliation of level 3 fair values

The following table shows a reconciliation from the opening balances to the closing balances for Level 3 fair values.

(In thousands of
Movements in derivative financial instruments	US Dollars)
Opening balance as of July 1, 2023	192
Additions – Embedded derivative associated to EDF Promissory Note	5,616
Additions – Embedded derivative associated to Senior Convertible Notes	288
Fair value changes recognised as unrealised loss in profit or loss – Embedded derivative associated with EDF Promissory Note	(4,666)
Fair value changes recognised as realised loss in profit or loss – Embedded derivative associated with Senior Convertible Notes	2,334
Fair value changes recognised as realised loss in profit or loss – Embedded derivative associated with Convertible Notes 3,4 and 5	168,042
Conversion to Issued Capital upon consummation of the BCA - Embedded derivatives associated with Convertible Notes 3,4 and 5 and Senior Convertible Notes	(170,856)
Closing balance as of December 31, 2023	950
Opening balance as of July 1, 2022	32
Fair value changes recognised as unrealised gain in profit or loss	(5)
Closing balance as of December 31, 2022	27

Fair value changes recognised as realised losses reflect the mark to market valuation for the embedded derivative related to the Existing Convertible Notes 3, 4 and 5, and Senior Convertible Notes for the period from July 1, 2023 to December 18, 2023. The valuation of these instruments immediately prior to the close of the business combination arrangement have utilised a share price of $11.99 as the spot price, being Vast’s closing stock price on December 19, 2023. Derivative valuations have been determined by a Black-Scholes formula adjusted for dilution. Volatility of 40% has been applied as at December 18, 2023 against all tranches. Risk free rates of 5.63% (Convertible Notes 3, 4 and 5) and of 5.15% (Senior Convertible Notes) have been applied as at December 18, 2023.

(b)Market risk

(i)Foreign exchange risk

Foreign exchange risk arises when future commercial transactions or recognised assets or liabilities are denominated in a currency that is not Vast’s functional currency i.e. AUD.

Exposure

Vast’s exposure to foreign currency risk at the end of the reporting period, expressed in EUR and USD are as follows:

	December 31,	June 30,
	2023	2023

	(In thousands)
Trade payables
EUR	81	17
USD	2,296	66

Amounts recognised in profit or loss and other comprehensive income:

During the year, the following foreign exchange related amounts were recognised in profit or loss:

	Six Months Ended December 31,
	2023	2022

	(In thousands of US Dollars)
Amounts recognised in profit or loss
Unrealised Currency Gain/(Loss)	58	—
Realised Currency Gain/(Loss)	(56)	(8)
	2	(8)

Given the limited exposure, Vast manages its foreign exchange risk exposure by monitoring exchange rates at regular intervals before making an informed decision to transact in such currencies.

(c)Credit risk

Credit risk is the risk of financial loss to Vast if a customer or counterparty to a financial instrument fails to meet its contractual obligations arising principally from Vast’s receivables from customers. Credit risk arises from cash and cash equivalents as well as credit exposures from customers, including outstanding receivables. The carrying amount of financial assets represents the maximum credit exposure.

Trade receivables

Vast’s exposure to credit risk is influenced mainly by the individual characteristics of each customer which are primarily government organisation and joint operator. Vast applies IFRS 9 simplified approach to measuring expected credit losses which uses a lifetime expected loss allowance for all trade receivables. Management believes that Vast’s overall exposure to credit risk from Trade receivables to be not material.

Cash and cash equivalents

Vast held cash and cash equivalents of $16.5 million and $2.1 million as of December 31, 2023 and June 30, 2023, respectively. The cash and cash equivalents are held with bank and financial institution counterparties, which are rated AA- based on Standard and Poor’s ratings. Management believes that Vast’s overall exposure to credit risk from cash and cash equivalents to be not material.

(d)Liquidity risk

Liquidity risk is the risk that Vast will encounter difficulty in meeting the obligations associated with its financial liabilities that are settled by delivering cash or another financial asset. Vast’s approach to managing liquidity is to ensure, as far as possible, that it will have sufficient liquidity to meet its liabilities when they are due, under both normal and stressed conditions, without incurring unacceptable losses or risking damage to Vast’s reputation.

Vast’s exposure to Liquidity risk primarily pertains to promissory notes issued to EDF. Coupon interest is payable at the rate of 3% per annum on the principal outstanding while interest accrues daily and is capitalised and payable at maturity (i.e. December 14, 2028).

During the six months ended December 31, 2023, the Company entered into the Nabors Backstop Agreement (as amended by the amendment to the Nabors Backstop Agreement dated December 7, 2023) whereby Nabors Lux is to provide $10.0 million backstop to Vast to underwrite the potential investment by additional investors provided that the amount of the backstop be reduced dollar-for-dollar by (a) the balance of cash remaining in the Trust Account after giving effect to any redemptions of NETC Class A Common Stock by NETC public stockholders and (b) amounts invested by additional third parties (other than Nabors, AgCentral, CAG, EDF and their respective affiliates).

During the six months ended December 31, 2023, as part of the BCA, Vast entered into a Noteholder Support and Loan Termination Agreement whereby each of the convertible notes held by AgCentral Energy were discharged and terminated in exchange for Vast shares, as repayment of all the principal outstanding and accrued interest immediately prior to the de-SPAC process.

	As of December 31, 2023
	(In thousands of US Dollars)
	Carrying	Total contractual	2 months		Beyond
	amount	cash flows	or less	3 – 36 months	36 months
Promissory Note	(5,404)	12,457	—	—	(12,457)
Deferred consideration	(976)	1,026	—	(1,026)	—
Trade Payables	(9,411)	9,411	(9,411)	—	—
Warrants liability	(2,767)	—	—	(2,767)	—
Lease liabilities	(36)	36	(7)	(29)	—
Total non-derivatives	(18,594)	22,930	(9,418)	(3,822)	(12,457)

	As of June 30, 2023
	(In thousands of US Dollars)
	Carrying	Total contractual	2 months		Beyond
	amount	cash flows	or less	3 – 36 months	36 months
Convertible notes	(21,415)	21,708	—	(21,708)	—
Loan from shareholder	(5,531)	5,704	—	(5,704)	—
Deferred consideration	(955)	995	—	(995)	—
Trade Payables	(5,624)	5,624	(5,624)	—	—
Lease liabilities	(54)	57	(7)	(50)	—
Total non-derivatives	(33,579)	34,088	(5,631)	(28,457)	—
Derivative financial instruments	(192)	192	—	(192)	—

In order to manage its liquidity, whilst the management has secured a level of additional funding, in order to fund the operating cash flows and maintain these minimum liquidity reserve levels, it is likely that additional working capital funding will be required. If Vast is unable to raise additional capital, it may be required to take additional measures to conserve liquidity, which could include, but not necessarily be limited to, curtailing operations and reducing overhead expenses.

20.Financial Instruments — Fair values and financial risk management

This note explains Vast’s accounting classifications and fair values including its exposure to financial risks and how these risks could affect Vast’s future financial performance. Current year profit and loss information has been included where relevant to add further context.

(a)Accounting classifications and fair values

The following table shows the carrying amounts and fair values of financial liabilities, including their levels in the fair value hierarchy. It does not include fair value information for financial assets and financial liabilities not measured at fair value

	June 30,
	2023	2022

	(In thousands of US Dollars)
Derivative financial instrument designated at fair value – Level 3 hierarchy	192	32

The following table show the valuation technique used in measuring level 3 fair values for financial instruments measured at fair value as well as significant unobservable inputs used:

Type	Valuation technique	Significant unobservable inputs
Derivative financial instrument designated at fair value – Level 3 hierarchy	Derivative valuations have been determined by a Black-Scholes formula adjusted for dilution	Risk free rate: 4.57% (2022: 2.58%) Volatility: 40% (2022: 40%)

A 10% increase in the volatility assumption would result in a change of $0.01 million in fair value of the derivative financial instrument as June 30, 2023 and 2022. A 10% increase in the risk-free rate assumption would not result in a material change in fair value of the derivative financial instrument as of June 30, 2023 and 2022.

Reconciliation of level 3 fair values

The following table shows a reconciliation from the opening balances to the closing balances for Level 3 fair values.

(In thousands of
Movements in derivative financial instruments	US Dollars)
Opening balance as of July 1, 2022	32
Additions	173
Fair value changes recognised in profit and loss	(9)
Exchange differences	(4)
Closing balance as of June 30, 2023	192
Opening balance as of July 1, 2021	33
Fair value changes recognised in profit and loss	2
Exchange differences	(3)
Closing balance as of June 30, 2022	32

Vast’s policy is to recognise transfers into and out of fair value hierarchy levels as at the end of the reporting period. During the reporting period, there were no transfers from Level 3 fair values.

(b)Market risk

(i)Foreign exchange risk

Foreign exchange risk arises when future commercial transactions or recognised assets or liabilities are denominated in a currency that is not Vast’s functional currency i.e. AUD.

Exposure

Vast’s exposure to foreign currency risk at the end of the reporting period, expressed in Euro and USD are as follows:

	June 30,
	2023	2022

	(In thousands)
Trade payables
EURO	17	17
USD	66	10

Amounts recognised in profit or loss and other comprehensive income:

During the year, the following foreign exchange related amounts were recognised in profit or loss and other comprehensive income:

	June 30,
	2023	2022

	(In thousands of US Dollars)
Amounts recognised in profit or loss
Unrealised Currency Gain/(Loss)	1	(1)
Realised Currency Gains	14	2
	15	1

Given the limited exposure, Vast manages its foreign exchange risk exposure by monitoring exchange rates at regular intervals before making an informed decision to transact in such currencies.

(c)Credit risk

Credit risk is the risk of financial loss to Vast if a customer or counterparty to a financial instrument fails to meet its contractual obligations arising principally from Vast’s receivables from customers. Credit risk arises from cash and cash equivalents as well as credit exposures from customers, including outstanding receivables. The carrying amount of financial assets represents the maximum credit exposure.

Trade receivables

Vast’s exposure to credit risk is influenced mainly by the individual characteristics of each customer which are primarily government organisation and joint operator. Vast applies IFRS 9 simplified approach to measuring expected credit losses which uses a lifetime expected loss allowance for all trade receivables. Management believes that Vast’s overall exposure to credit risk from Trade receivables to be not material.

Cash and cash equivalents

Vast held cash and cash equivalents of $2.1 million and $0.4 million as of June 30, 2023 and 2022, respectively. The cash and cash equivalents are held with bank and financial institution counterparties, which are rated AA- based on Standard and Poor’s ratings. Management believes that Vast’s overall exposure to credit risk from cash and cash equivalents to be not material.

(d)Liquidity risk

Liquidity risk is the risk that Vast will encounter difficulty in meeting the obligations associated with its financial liabilities that are settled by delivering cash or another financial asset. Vast’s approach to managing liquidity is to ensure, as far as possible, that it will have sufficient liquidity to meet its liabilities when they are due, under both normal and stressed conditions, without incurring unacceptable losses or risking damage to Vast’s reputation.

Vast’s exposure to Liquidity risk primarily pertains to convertible notes issued to

i.

its parent entity AgCentral Energy for Convertible Notes 3,4 and 5, coupon interest is payable at the rate of 8% per annum on the principal outstanding while interest accrues daily and is payable every six months. During the year ended June 30, 2023, as part of the BCA, Vast entered into a Noteholder Support and Loan Termination Agreement whereby each of the convertible promissory notes held by AgCentral Energy will be discharged and terminated in exchange for Vast shares, as repayment of all the principal outstanding and accrued interest immediately prior to the de-SPAC process.

ii.

Nabors Lux 2 S.a.r.l. and AgCentral Energy for the Senior Convertible Notes, coupon interest is payable at the rate of 4% per annum on the principal outstanding while interest accrues daily and is payable every six months. As of the reporting date, Vast expects the note holder to exercise its conversion option upon achieving a successful round of capital raise by December 31, 2023.

	As of June 30, 2023
	(In thousands of US Dollars)
	Carrying	Total contractual	2 months		Beyond
	amount	cash flows	or less	3 – 36 months	36 months
Convertible notes	(21,415)	21,708	—	(21,708)	—
Loan from shareholder	(5,531)	5,704	—	(5,704)	—
Deferred consideration	(955)	995	—	(995)	—
Trade Payables	(5,622)	5,622	(5,622)	—	—
Lease liabilities	(54)	57	(7)	(50)	—
Total non-derivatives	(33,577)	34,086	(5,629)	(28,457)	—
Derivative financial instruments	(192)	192	—	(192)	—

	As of June 30, 2022
	(In thousands of US Dollars)
	Carrying	Total contractual	2 months		Beyond
	amount	cash flows	or less	3 – 36 months	36 months
Convertible notes	(13,943)	12,851	—	(12,851)	—
Loan from shareholder	(1,689)	1,838	—	(1,838)	—
Deferred consideration	(1,578)	1,653	—	(1,653)	—
Trade Payables	(1,543)	1,543	(1,543)	—	—
Lease liabilities	(93)	103	(7)	(96)	—
Total non-derivatives	(18,846)	17,988	(1,550)	(16,438)	—
Derivative financial instruments	(32)	32	—	(32)	—

In order to manage its liquidity, whilst the management has secured a level of additional funding, in order to fund the operating cash flows and maintain these minimum liquidity reserve levels, it is likely that additional working capital funding will be required. If Vast is unable to raise additional capital, it may be required to take additional measures to conserve liquidity, which could include, but not necessarily be limited to, curtailing operations and reducing overhead expenses. in Note 2(b) — Significant accounting policies — Going concern.